Warrant Liability - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 13, 2021	Dec. 31, 2021
Number of shares issued	20,809,850
Price per share	$ 0.0001
Private placement purchase price per share	$ 14.41625
Proceeds from exercise of warrants	$ 300,000
Warrant liability assessed		$ 81,700
Fair value of warrant liability assessed		87,900
Warrant liability fair value loss recorded in profit or loss		$ 6,200
Warrant
Number of shares issued	10,000,000
Private placement purchase price per share	$ 20.00